Cash Flow Information	9 Months Ended
Sep. 30, 2017
Supplemental Cash Flow Information [Abstract]
Cash Flow Information
Cash Flow Information

2016 Subsequent Fractionator Acquisition
The Subsequent Fractionator Acquisition had both cash and noncash elements. The historical book value of the net assets acquired was $871 million. Of this amount, $656 million was a financing cash outflow, representing the acquisition of the noncontrolling interest in Sweeny Frac LLC, through the repayment of a portion of the debt assumed in the transaction. The remaining debt financing balance of $19 million represented a noncash investing and financing activity. The remaining $196 million of book value was attributed to the common and general partner units issued (a noncash investing and financing activity).

2016 Initial Fractionator Acquisition
The Initial Fractionator Acquisition was a noncash transaction. The historical book value of the net assets of our 25 percent interest acquired was $283 million. Of this amount, $212 million was attributed to the note payable assumed (a noncash investing and financing activity). The remaining $71 million was attributed to the common and general partner units issued (a noncash investing and financing activity).

Capital Expenditures
Our capital expenditures and investments consisted of:

	Millions of Dollars
	Nine Months Ended September 30
	2017*	2016
Capital Expenditures and Investments
Cash capital expenditures and investments	$308	321
Change in capital expenditure accruals	(2)	(23)
Total capital expenditures and investments	$306	298
*Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.

	Millions of Dollars
	Nine Months Ended September 30
	2017	2016
Capital Expenditures and Investments
Capital expenditures and investments attributable to the Partnership	$225	207
Capital expenditures attributable to Predecessors*	81	91
Total capital expenditures and investments*	$306	298
*Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.

	Millions of Dollars
	Nine Months Ended September 30
	2017	2016
Other Noncash Investing and Financing Activities
PP&E, equity investments and loan receivable received from combination of business(1)	$821	—
Debt assumed from combination of business(1)	238	—
Certain liabilities of acquired assets retained by Phillips 66(2)	—	45

(1)See Note 4—Acquisitions for additional information related to the Bakken Pipeline/MSLP Acquisition. In July 2017, the $59 million outstanding balance on the acquired loan receivable was written-off as a noncash distribution to Phillips 66.
(2)Certain liabilities of assets acquired from Phillips 66 were retained by Phillips 66, pursuant to the terms of various agreements under which we acquired those assets. See Note 10—Contingencies for additional information on excluded liabilities associated with acquisitions from Phillips 66.